CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Products	$ 16,122	$ 20,547	$ 17,917
Services	2,551	3,089	2,565
Total revenues	18,673	23,636	20,482
Cost of revenues:
Products	4,041	8,350	7,540
Services	285	343	350
Total cost of revenues	4,326	8,693	7,890
Gross profit	14,347	14,943	12,592
Operating expenses:
Research and development	6,071	5,812	5,615
Less - royalty-bearing participation	1,582	1,664	1,537
Research and development, net	4,489	4,148	4,078
Selling and marketing, net	7,834	7,295	7,592
General and administrative	2,393	2,262	2,051
Total operating expenses	14,716	13,705	13,721
Operating income (loss)	(369)	1,238	(1,129)
Financial expenses, net	(433)	(332)	(291)
Income (loss) before taxes on income	(802)	906	$ (1,420)
Taxes on income	(121)	(180)
Net income (loss)	$ (923)	$ 726	$ (1,420)
Net profit (loss) per share:
Basic net income (loss) per Ordinary Share	$ (0.11)	$ 0.09	$ (0.19)
Diluted net income (loss) per Ordinary Share	$ (0.11)	$ 0.08	$ (0.19)
Weighted average number of Ordinary Share used in computing basic net income (loss) per share	8,572,681	8,088,974	7,340,056
Weighted average number of Ordinary Share used in computing diluted net income (loss) per share	8,572,681	8,592,387	7,340,056